UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22208

Valued Advisers Trust

(Exact name of registrant as specified in charter)

Huntington Asset Services, Inc. 2960 N. Meridian Street, Suite 300 Indianapolis, IN 46208

(Address of principal executive officers) (Zip code)

Capitol Services, Inc.

615 S. Dupont Hwy.

Dover, DE 19901

(Name and address of agent for service)

With a copy to:

John H. Lively, Esq.

The Law Offices of John H. Lively & Associates, Inc.

A member firm of The 1940 Act Law GroupTM

11300 Tomahawk Creek Parkway,

Suite 310

Leawood, KS 66221

Registrant’s telephone number, including area code: 317-917-7000

Date of fiscal year end: 1/31

Date of reporting period: 7/31/15

Item 1.	Reports to Stockholders.

Golub Group Equity Fund

Semi-Annual Report

July 31, 2015

Fund Adviser:

Golub Group, LLC

1850 Gateway Drive, Suite 100

San Mateo, CA 94404

Toll Free (866) 954-6682

Investment Results – (Unaudited)

Total Returns* (For the periods ended July 31, 2015)

			Average Annual
	6 Months	1 Year	3 Year	5 Year	Since Inception (April 1, 2009)
Golub Group Equity Fund	9.01%	8.83%	16.33%	14.15%	16.14%
S&P 500® Index**	6.55%	11.21%	17.58%	16.24%	19.02%
Total annual operating expenses, as disclosed in the Fund’s prospectus, dated May 31, 2015, were
1.40% of average daily net assets (1.26% after fee waivers/expense reimbursements by Golub Group,
LLC (“the Adviser”)). The Adviser has contractually agreed to waive or limit its fees and to assume other expenses of the Fund until May 31, 2016, so that Total Annual Fund Operating Expenses do not exceed
1.25%. This contractual arrangement may only be terminated by mutual consent of the Adviser and the Fund, and it will automatically terminate upon the termination of the investment advisory agreement between the Fund and the Adviser. This operating expense limitation does not apply to:
(i) interest, (ii) taxes, (iii) brokerage commissions, (iv) other expenditures which are capitalized in accordance with generally accepted accounting principles, (v) other extraordinary expenses not incurred in the ordinary course of the Fund’s business, (vi) dividend expense on short sales, (vii) expenses incurred under a plan of distribution under Rule 12b-1, and (viii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement, if applicable, incurred by the Fund in any fiscal year. The operating expense limitation also excludes any “Acquired Fund Fees and
Expenses,” which are the expenses indirectly incurred by the Fund as a result of investing in money market funds or other investment companies, including ETFs, that have their own expenses. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of waiver or reimbursement.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling (866) 954-6682.

* Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Fund’s returns reflect any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would have been lower. Information pertaining to the Fund’s expense ratios as of July 31, 2015 can be found on the financial highlights.

** The S&P 500® Index is a widely recognized unmanaged index of equity securities and is representative of a broader domestic equity market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objectives, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Fund and may be obtained by calling the same number as above. Please read it carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

Fund Holdings – (Unaudited)

1As	a percentage of net assets.

The investment objective of the Golub Group Equity Fund (the “Fund”) is to provide long-term capital appreciation. A secondary objective is to provide current income.

Availability of Portfolio Schedule – (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available at the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Summary of Fund’s Expenses – (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchases and short-term redemption fees; and (2) ongoing costs, including management fees, distribution and service fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning and held for the entire period from February 1, 2015 to July 31, 2015.

Summary of Fund’s Expenses – (Unaudited) (continued)

Actual Expenses

The first line of the table provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period ended July 31, 2015” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period Ended
	February 1, 2015	July 31, 2015	July 31, 2015
Golub Group Equity Fund
Actual*	$1,000.00	$1,090.10	$6.48
Hypothetical**	$1,000.00	$1,018.60	$6.26

*	Expenses are equal to the Fund’s annualized net expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 181/365.
**	Assumes a 5% return before expenses.

Schedule of Investments (Unaudited)

July 31, 2015

Shares		Fair Value
COMMON STOCKS – 91.96%

	Consumer Discretionary – 4.68%
47,335	General Motors Co.	$1,491,526
8,720	Time Warner, Inc.	767,709

		2,259,235

	Consumer Staples – 12.68%
3,995	Anheuser-Busch InBev NV ADR	477,602
38,750	Coca-Cola Co./The	1,591,850
9,265	Diageo PLC ADR	1,040,552
12,300	Kraft Heinz Co./The	977,481
28,645	Mondelez International, Inc. - Class A	1,292,749
7,670	PepsiCo, Inc.	739,005

		6,119,239

	Financials – 28.08%
41,170	American International Group, Inc.	2,639,820
148,900	Bank of America Corp.	2,662,332
52,650	Bank of New York Mellon Corp./The	2,285,010
15,100	Berkshire Hathaway, Inc. – Class B*	2,155,374
43,025	Citigroup, Inc.	2,515,241
22,350	Wells Fargo & Co.	1,293,394

		13,551,171

	Health Care – 1.92%
4,700	C.R. Bard, Inc.	924,255

	Industrials – 18.01%
15,850	Deere & Co.	1,498,934
5,675	FedEx Corp.	972,809
44,115	Flowserve Corp.	2,072,964
74,935	General Electric Co.	1,955,803
6,225	United Technologies Corp.	624,430
6,865	W.W. Grainger, Inc.	1,570,094

		8,695,034

	Information Technology – 23.98%
11,350	Apple, Inc.	1,376,755
28,285	eBay, Inc.*	795,374
17,545	Fiserv, Inc.*	1,523,959
3,655	Google, Inc. – Class A*	2,403,162
355	Google, Inc. – Class C*	222,092
49,610	Microsoft Corp.	2,316,787
28,285	PayPal Holdings, Inc.*	1,094,630
28,620	QUALCOMM, Inc.	1,842,842

		11,575,601

See accompanying notes which are an integral part of the financial statements.

Schedule of Investments (Unaudited) (continued)

July 31, 2015

Shares		Fair Value
COMMON STOCKS – (continued)

	Materials – 2.61%
58,995	Owens-Illinois, Inc.*	$1,259,543

	Total Common Stocks (Cost $35,359,651)	44,384,078

MONEY MARKET SECURITIES – 7.32%
3,534,750	Fidelity Institutional Money Market Portfolio – Institutional Class, 0.15%(a)	3,534,750

	Total Money Market Securities (Cost $3,534,750)	3,534,750

	Total Investments – 99.28% (Cost $38,894,401)	47,918,828

	Other Assets in Excess of Liabilities – 0.72%	347,379

	NET ASSETS – 100.00%	$48,266,207

(a)	Rate disclosed is the seven day yield as of July 31, 2015.
*	Non-income producing security.
ADR	– American Depositary Receipt

See accompanying notes which are an integral part of the financial statements.

Statement of Assets and Liabilities (Unaudited)

July 31, 2015

Assets
Investments in securities at fair value (cost $38,894,401)	$47,918,828
Receivable for fund shares sold	9,971
Receivable for investments sold	383,369
Dividends receivable	21,099
Prepaid expenses	4,321
Total Assets	48,337,588
Liabilities
Payable for fund shares redeemed	16,844
Payable to Adviser	34,525
Payable to administrator, fund accountant and transfer agent	9,927
Payable to custodian	1,352
Other accrued expenses	8,733
Total Liabilities	71,381
Net Assets	$48,266,207
Net Assets consist of:
Paid-in capital	$34,419,863
Accumulated undistributed net investment income	28,032
Accumulated undistributed net realized gain from investment transactions	4,793,885
Net unrealized appreciation on investments	9,024,427
Net Assets	$48,266,207
Shares outstanding (unlimited number of shares authorized, no par value)	2,462,547
Net asset value, offering and redemption price per share	$19.60

See accompanying notes which are an integral part of the financial statements.

Statement of Operations (Unaudited)

For the six months ended July 31, 2015

Investment Income
Dividend income (net of foreign taxes withheld of $3,986)	$351,770
Total investment income	351,770
Expenses
Investment Adviser	241,325
Administration	22,571
Fund accounting	12,397
Transfer agent	16,332
Legal	9,745
Registration	3,645
Custodian	4,440
Audit	7,808
Trustee	2,740
Printing	7,976
Miscellaneous	3,461
Total expenses	332,440
Fees waived by Adviser	(30,711)
Net operating expenses	301,729
Net investment income	50,041
Net Realized and Unrealized Gain on Investments
Net realized gain on investment securities transactions	2,823,850
Net change in unrealized appreciation of investment securities	1,264,128
Net realized and unrealized gain on investments	4,087,978
Net increase in net assets resulting from operations	$4,138,019

See accompanying notes which are an integral part of the financial statements.

Statements of Changes in Net Assets

	For the Six Months Ended July 31, 2015 (Unaudited)	For the Year Ended January 31, 2015
Increase in Net Assets due to: Operations
Net investment income	$50,041	$153,073
Net realized gain on investment securities transactions	2,823,850	4,334,747
Net change in unrealized appreciation (depreciation) of investment securities	1,264,128	(868,271)
Net increase in net assets resulting from operations	4,138,019	3,619,549
Distributions From:
Net investment income	–	(162,447)
Net realized gains	–	(3,625,526)
Total distributions	–	(3,787,973)
Capital Transactions
Proceeds from shares sold	2,944,564	11,749,584
Reinvestment of distributions	–	3,787,973
Amount paid for shares redeemed	(5,065,472)	(10,204,265)
Net increase (decrease) in net assets resulting from capital transactions	(2,120,908)	5,333,292
Total Increase in Net Assets	2,017,111	5,164,868
Net Assets
Beginning of period	46,249,096	41,084,228
End of period	$48,266,207	$46,249,096
Accumulated undistributed net investment income (loss) included in net assets at end of period	$28,032	$(22,009)
Share Transactions
Shares sold	153,150	602,198
Shares issued in reinvestment of distributions	–	204,755
Shares redeemed	(262,233)	(525,320)
Net increase (decrease) in share transactions	(109,083)	281,633

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended July 31, 2015 (Unaudited)		For the Year Ended January 31,
			2015	2014	2013	2012	2011
Selected Per Share Data
Net asset value, beginning of period	$17.98		$17.94	$15.76	$14.00	$14.58	$12.85

Investment operations:

Net investment income	0.02		0.07	0.10 (a)	0.14 (a)	0.15 (a)	0.11 (a)

Net realized and unrealized gain on investments	1.60		1.54	3.09	2.12	0.20	2.09

Total from investment operations	1.62		1.61	3.19	2.26	0.35	2.20

Less distributions to shareholders:

From net investment income	–		(0.07)	(0.10)	(0.14)	(0.14)	(0.09)

From net realized gains	–		(1.50)	(0.91)	(0.36)	(0.79)	(0.38)

Total distributions	–		(1.57)	(1.01)	(0.50)	(0.93)	(0.47)

Net asset value, end of period	$19.60		$17.98	$17.94	$15.76	$14.00	$14.58

Total Return(b)	9.01	%(c)	8.74%	20.20%	16.34%	2.65%	17.20%

Ratios and Supplemental Data:
Net assets, end of period (000)	$48,266		$46,249	$41,084	$32,517	$23,946	$19,574

Ratio of expenses to average net assets after expense waiver and reimbursement	1.25	%(d)	1.25%	1.25%	1.25%	1.25%	1.25%

Ratio of expenses to average net assets before expense waiver and reimbursement	1.38	%(d)	1.39%	1.45%	1.57%	1.75%	2.21%

Ratio of net investment income to average net assets after expense waiver and reimbursement	0.21	%(d)	0.33%	0.58%	0.95%	1.03%	0.82%

Ratio of net investment income (loss) to average net assets before expense waiver and reimbursement	0.08	%(d)	0.19%	0.38%	0.63%	0.53%	(0.14)%

Portfolio turnover rate	18.80	%(c)	34.45%	29.83%	16.79%	27.33%	23.15%

(a)	Net investment income per share is calculated by dividing net investment income by the average shares outstanding throughout the year.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(c)	Not annualized
(d)	Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

July 31, 2015

NOTE 1. ORGANIZATION

The Golub Group Equity Fund (the “Fund”) was organized as an open-end diversified series of the Valued Advisers Trust (the “Trust”) on April 1, 2009. The Trust is a management investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated June 13, 2008 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds authorized by the Board. The Fund’s investment adviser is Golub Group, LLC (the “Adviser”). The investment objective of the Fund is to provide long-term capital appreciation. A secondary objective is to provide current income.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Securities Valuation – All investments in securities are recorded at their estimated fair value as described in Note 3.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of, and during the six months ended July 31, 2015, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the Fund did not incur any interest or penalties. The Fund is subject to examination by U.S. federal tax authorities for the last four year ends, including the most recent fiscal year end which has yet to be filed.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis.

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. The ability of issuers of debt securities held by the Fund to meet their

Notes to Financial Statements (Unaudited) (continued)

July 31, 2015

obligations may be affected by economic and political developments in a specific country or region. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – The Fund intends to distribute all or substantially all of its net investment income, if any, as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net realized long term capital gains and its net realized short term capital gains, if any, at least once a year. Dividends to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

Notes to Financial Statements (Unaudited) (continued)

July 31, 2015

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.

When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities are generally categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the funds. These securities are categorized as Level 1 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in management’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

Notes to Financial Statements (Unaudited) (continued)

July 31, 2015

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2015:

	Valuation Inputs
Assets	Level 1 Quoted Prices in Active Markets	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks*	$44,384,078	$–	$–	$44,384,078
Money Market Securities	3,534,750	–	–	3,534,750
Total	$47,918,828	$–	$–	$47,918,828
*	Refer to the Schedule of Investments for industry classifications.

The Fund did not hold any investments at any time during the reporting period in which other significant unobservable inputs (Level 2) were used in determining fair value. The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period.

The Trust recognizes transfers between fair value hierarchy levels at the end of the reporting period. There were no transfers between any levels during the six months ended of July 31, 2015 and the previous reporting period end.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

Under the terms of the investment advisory agreement, on behalf of the Fund (the “Agreement”), the Adviser manages the Fund’s investments subject to oversight of the Board. As compensation for its services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the average daily net assets of the Fund. For the six months ended July 31, 2015, the Adviser earned a fee of $241,325 from the Fund before the waivers described below. At July 31, 2015, the Fund owed the Adviser $34,525.

The Adviser has contractually agreed to waive or limit its fee and reimburse certain Fund operating expenses, until May 31, 2016, so that the ratio of total annual operating expenses does not exceed 1.25%. This operating expense limitation does not apply to interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, dividend expense on short sales, expenses incurred under a plan of distribution under Rule 12b-1, and expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement, if applicable, incurred by the Fund in any fiscal year. The operating expense limitation also excludes any “Acquired Fund Fees and Expenses.” Acquired Fund Fees and Expenses represent the pro rata expense indirectly incurred by the Fund as a result of investing in other investment companies, including ETFs, closed-end funds and money market funds that have their own expenses. The Adviser may be entitled to the reimbursement of any fees waived or expenses reimbursed pursuant to the agreement provided overall expenses fall below the limitations set forth above. The Adviser may recoup the sum of all fees previously waived or expenses reimbursed during any of the previous three fiscal years, less any reimbursement previously paid, provided total

Notes to Financial Statements (Unaudited) (continued)

July 31, 2015

expenses do not exceed the limitation set forth above. For the six months ended July 31, 2015, the Adviser waived fees of $30,711.

The amounts subject to repayment by the Fund, pursuant to the aforementioned conditions, at July 31, 2015 are as follows:

Amount	Recoverable through January 31,
$91,129	2016
74,349	2017
64,918	2018
30,711	2019

The Trust retains Huntington Asset Services, Inc. (“HASI”) to manage the Fund’s business affairs and provide the Fund with administrative and compliance services, including all regulatory reporting and necessary office equipment and personnel. For the six months ended July 31, 2015, HASI earned fees of $22,571 for administrative and compliance services provided to the Fund. At July 31, 2015, HASI was owed $4,047 from the Fund for administrative and compliance services. Certain officers and one Trustee of the Trust are members of management and/or employees of HASI. HASI is a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of Unified Financial Securities, Inc. (the “Distributor”) and Huntington National Bank, the custodian of the Fund’s investments (the “Custodian”). For the six months ended July 31, 2015, the Custodian earned fees of $4,440 for custody services provided to the Fund. At July 31, 2015, the Custodian was owed $1,352 from the Fund for custody services.

The Trust also retains HASI to act as the Fund’s transfer agent and to provide fund accounting services. For the six months ended July 31, 2015, HASI earned fees of $16,332 for transfer agent services to the Fund. At July 31, 2015, the Fund owed HASI $3,900 for transfer agent services. For the six months ended July 31, 2015, HASI earned fees of $12,397 from the Fund for fund accounting services. At July 31, 2015, HASI was owed $1,980 from the Fund for fund accounting services.

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan provides that the Fund will pay the Distributor and/or any registered securities dealer, financial institution or any other person (the “Recipient”) a shareholder servicing fee of 0.25% of the average daily net assets of the Fund in connection with the promotion and distribution of the Fund’s shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). The Fund or Distributor may pay all or a portion of these fees to any recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. The Plan is a compensation plan, which means that the Plan will benefit shareholders because an effective sales program typically is necessary in order for the Fund to reach and maintain a sufficient size to achieve efficiently its investment objectives and to realize economies of scale. The Plan is not active and will not be activated prior to May 31, 2016.

Notes to Financial Statements (Unaudited) (continued)

July 31, 2015

Unified Financial Securities, Inc. acts as the principal distributor of the Fund’s shares. There were no payments made by the Fund to the Distributor during the six months ended July 31, 2015. A trustee and an officer of the Trust is an officer of the Distributor and such person may be deemed to be an affiliate of the Distributor.

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the six months ended July 31, 2015, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations, were as follows:

Amount
Purchases
U.S. Government Obligations	$–
Other	8,092,992
Sales
U.S. Government Obligations	$–
Other	9,600,010

NOTE 6. ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 7. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a) (9) of the Investment Company Act of 1940. At July 31, 2015, Charles Schwab & Co. (“Schwab”) owned, as record shareholder, 95% of the outstanding shares of the Fund. It is not known whether Schwab or any of the underlying beneficial owners owned or controlled 25% or more of the voting securities of the Fund.

NOTE 8. FEDERAL TAX INFORMATION

At July 31, 2015, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Gross Appreciation	$9,848,753
Gross (Depreciation)	(824,845)
Net Appreciation (Depreciation) on Investments	$9,023,908

At July 31, 2015, the aggregate cost of securities for federal income tax purposes was $38,894,920 for the Fund.

Notes to Financial Statements (Unaudited) (continued)

July 31, 2015

The tax characterization of distributions for the fiscal year ended January 31, 2015, was as follows:

2015
Distributions paid from:
Ordinary Income*	$310,062
Long-Term Capital Gain	3,477,911
$3,787,973
*	Short-term capital gain distributions are treated as ordinary income for tax purposes.

At January 31, 2015, the Fund’s most recent fiscal year end, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income	$18,625
Undistributed long-term capital gains	1,951,929
Accumulated capital and other losses	(22,009)
Unrealized appreciation (depreciation)	7,759,780
$9,708,325

At July 31, 2015, the difference between book basis and tax basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales in the amount of $519.

Under current tax law, net investment losses after December 31 and capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund deferred losses as follows:

Qualified Late Year Ordinary Loss
$22,009

NOTE 9. COMMITMENTS AND CONTINGENCIES

The Fund indemnifies its officers and trustees for certain liabilities that may arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

NOTE 10. SUBSEQUENT EVENT

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. There were no items requiring adjustment of the financial statements or additional disclosures.

VALUED ADVISERS TRUST

PRIVACY POLICY

The following is a description of the policies of the Valued Advisers Trust (the “Trust”) regarding disclosure of nonpublic personal information that shareholders provide to a series of the Trust (each, a “Fund”) or that the Fund collects from other sources. In the event that a shareholder holds shares of a Fund through a broker-dealer or other financial intermediary, the privacy policy of the financial intermediary would govern how shareholder nonpublic personal information would be shared with nonaffiliated third parties.

Categories of Information a Fund May Collect. A Fund may collect the following nonpublic personal information about its shareholders:

•

Information the Fund receives from a shareholder on applications or other forms, correspondence, or conversations (such as the shareholder’s name, address, phone number, social security number, and date of birth); and

•

Information about the shareholder’s transactions with the Fund, its affiliates, or others (such as the shareholder’s account number and balance, payment history, cost basis information, and other financial information).

Categories of Information a Fund May Disclose. A Fund may not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. A Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund’s custodian, administrator, transfer agent, accountant and legal counsel) to process shareholder transactions and otherwise provide services to the shareholder.

Confidentiality and Security. Each Fund shall restrict access to shareholder nonpublic personal information to those persons who require such information to provide products or services to the shareholder. Each Fund shall maintain physical, electronic, and procedural safeguards that comply with federal standards to guard shareholder nonpublic personal information.

Disposal of Information. The Funds, through their transfer agent, have taken steps to reasonably ensure that the privacy of a shareholder’s nonpublic personal information is maintained at all times, including in connection with the disposal of information that is no longer required to be maintained by the Funds. Such steps shall include, whenever possible, shredding paper documents and records prior to disposal, requiring off-site storage vendors to shred documents maintained in such locations prior to disposal, and erasing and/or obliterating any data contained on electronic media in such a manner that the information can no longer be read or reconstructed.

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, is available without charge upon request by (1) calling the Fund at (866) 954-6682 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

Trustees

R. Jeffrey Young, Chairman

Ira Cohen

Andrea N. Mullins

Officers

R. Jeffrey Young, Principal Executive Officer and President

Bryan W. Ashmus, Principal Financial Officer and Treasurer

John C. Swhear, Chief Compliance Officer, AML Officer and Vice-President

Carol J. Highsmith, Vice President and Secretary

Matthew J. Miller, Vice President

Investment Adviser

Golub Group, LLC

1850 Gateway Drive, Suite 100

San Mateo, CA 94404

Distributor

Unified Financial Securities, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

Independent Registered Public Accounting Firm

Cohen Fund Audit Services, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

Legal Counsel

The Law Offices of John H. Lively & Associates, Inc.,

A member firm of The 1940 Act Law GroupTM

11300 Tomahawk Creek Pkwy, Suite 310

Leawood, KS 66211

Custodian

Huntington National Bank

41 S. High St.

Columbus, OH 43215

Administrator, Transfer Agent And Fund Accountant

Huntington Asset Services, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member FINRA/SIPC

Item 2. Code of Ethics. NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert. NOT APPLICABLE – disclosed with annual report

Item 4. Principal Accountant Fees and Services. NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Companies. NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments. Schedules filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

The guidelines applicable to shareholders desiring to submit recommendations for nominees to the Registrant’s board of trustees are contained in the statement of additional information of the Trust with respect to the Fund(s) for which this Form N-CSR is being filed.

Item 11. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Not Applicable – filed with annual report

(2)	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2 under the Investment Company Act of 1940 are filed herewith.

(3)	Not Applicable

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Valued Advisers Trust

By	/s/ R. Jeffrey Young
R. Jeffrey Young, President and Principal Executive Officer

Date	9/29/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jeffrey Young
R. Jeffrey Young, President and Principal Executive Officer

Date	9/29/2015

By	/s/ Bryan W. Ashmus
Bryan W. Ashmus, Treasurer and Principal Financial Officer

Date	9/29/2015